Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments

The Company’s financial instruments have been recorded at fair value using available market information and valuation techniques. The fair value hierarchy is based upon three levels of input, which are:

Level 1 − quoted prices in active markets for identical assets or liabilities (observable)

Level 2 − inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in inactive markets, or other inputs that are observable market data for essentially the full term of the asset or liability (observable)

Level 3 − unobservable inputs that are supported by little or no market activity, but are significant to determining the fair value of the asset or liability (unobservable)

The Company’s financial instruments primarily consist of cash and cash equivalents, cash held on behalf of customers, short-term investments, debt instruments and deferred compensation assets and liabilities. The carrying amounts of cash and cash equivalents, cash held on behalf of customers, and short-term investments as of December 31, 2023 and December 31, 2022 were considered representative of their fair values because of their short term nature. The debt instruments are recorded at principal amount net unamortized debt issuance cost and discount (refer to “Note 10 - Debt” for additional information). The estimated fair value of the 2026 Notes and 2027 Notes at December 31, 2023 was $145.6 million and $236.1 million, respectively. As of December 31, 2022 the fair value of the 2024 Notes, 2026 Notes, and 2027 Notes was $17.4 million, $112.8 million, and $191.0 million, respectively. The valuation techniques used to determine the fair values of 2024 Notes, 2026 Notes, and 2027 Notes are classified within Level 2 of the fair value hierarchy as they are derived from broker quotations.

Deferred compensation assets and liabilities primarily relate to the Company’s deferred compensation plan, which allows for pre-tax salary deferrals for certain key employees. Changes in the fair value of the deferred compensation liabilities are derived using quoted prices in active markets of the asset selections made by plan participants. Deferred compensation liabilities are classified in Level 2, the fair value classification as defined under FASB ASC Topic 820, Fair Value Measurements, because their inputs are derived principally from observable market data by correlation to the hypothetical investments. The Company holds insurance investments to partially offset the Company’s liabilities under its deferred compensation plan, which are recorded at fair value each period using the cash surrender value of the insurance investments.

The cash surrender value of the life insurance policy was $3.3 million and $3.2 million at December 31, 2023 and December 31, 2022, respectively, and is included in other assets on the consolidated balance sheets. Amounts owed to employees participating in the deferred compensation plan at December 31, 2023 was $0.4 million compared to $0.4 million at December 31, 2022 and is included in other long-term liabilities on the consolidated balance sheets.

The Company uses Monte Carlo simulation modeling of a discounted cash flow model to determine the fair value of the earn-out liability associated with the MENU Acquisition. Significant inputs used in the simulation are not observable in the market and thus the liability represents a Level 3 fair value measurement as defined in ASC 820. Ultimately, the liability will be equivalent to the amount paid, and the difference between the fair value estimate and amount paid will be recorded in earnings. The amount paid that is less than or equal to the liability on the acquisition date will be reflected as cash used in financing activities in the Company’s consolidated statements of cash flows. Any amount paid in excess of the liability on the acquisition date will be reflected as cash used in operating activities. The Company determined the fair value of the MENU earn-out contingent liability to be $0.6 million at December 31, 2023.

The following table presents the changes in the estimated fair values of the Company’s liabilities for contingent consideration measured using significant unobservable inputs (Level 3) for fiscal year 2023:

(in thousands)
December 31, 2021	$—
New contingent consideration	14,200
Change in fair value of contingent consideration	(4,400)
Balance at December 31, 2022	9,800
Change in fair value of contingent consideration	(9,200)
Balance at December 31, 2023	$600

The change in fair value of contingent consideration was recorded within “Adjustment to contingent consideration liability” in the consolidated statement of operations.

The following tables provide quantitative information associated with the fair value measurement of the Company’s liabilities for contingent consideration:

	December 31, 2023
Contingency Type	Maximum Payout (1) (undiscounted) (in thousands)	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average or Range
Revenue based payments	$5,600	$600	Monte Carlo	Revenue volatility	25.0%
				Discount rate	11.5%
				Projected year of payments	2024
(1) Maximum payout as determined by Monte Carlo valuation simulation; the disclosed contingency is not subject to a contractual maximum payout.

	December 31, 2022
Contingency Type	Maximum Payout (1) (undiscounted) (in thousands)	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average or Range
Revenue and EBITDA based payments	$33,900	$9,800	Monte Carlo	Revenue volatility	25.0%
				Gross profit volatility	40.0%
				Discount rate	13.5%
				Projected year of payments	2024
(1) Maximum payout as determined by Monte Carlo valuation simulation; the disclosed contingency is not subject to a contractual maximum payout.